Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Aug. 01, 2014
Prospectus Date	Aug. 01, 2014
Gotham Absolute Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GARIX
Gotham Absolute 500 Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GFIVX
Gotham Enhanced Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GENIX
Gotham Neutral Fund | Institutional Class
Risk/Return:
Trading Symbol	GONIX